Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Line Items]
Applicable statutory tax rate	23.00%	23.00%	23.00%
Deferrred tax asset valuation allowance	$ (31,892)	$ (22,297)
Change in valuation allowance	$ (9,595)	(4,500)	$ (7,931)
Israel Tax Authority [Member]
Income Tax Disclosure [Line Items]
Applicable statutory tax rate	23.00%
Operating Loss Carryforwards	$ 88,000	$ 85,000	$ 65,000
Internal Revenue Service (IRS) [Member]
Income Tax Disclosure [Line Items]
Applicable statutory tax rate	21.00%
California Franchise Tax Board [Member] | Valens Semiconductor Inc [Member]
Income Tax Disclosure [Line Items]
Applicable state tax rate	8.84%
California Franchise Tax Board [Member] | Valens Merger Sub, Inc [Member]
Income Tax Disclosure [Line Items]
Applicable state tax rate	8.84%
Operating Loss Carryforwards	$ 5,000
Operating Loss Carryforwards, Limitations on Use	carry forward loss is subject to the 382 limitation and has no expiration date
Texas State Tax Authority [Member] | Valens Semiconductor Inc [Member]
Income Tax Disclosure [Line Items]
Applicable state tax rate	0.75%
National Tax Agency, Japan [Member]
Income Tax Disclosure [Line Items]
Applicable statutory tax rate	36.00%
Federal Ministry of Finance, Germany [Member]
Income Tax Disclosure [Line Items]
Applicable statutory tax rate	30.00%
State Administration of Taxation, China [Member]
Income Tax Disclosure [Line Items]
Applicable statutory tax rate	5.00%